Summary of Accounting Principles (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Restricted Cash And Cash Equivalents	$ 47,000,000	$ 35,000,000
Contract Receivable Retainage	173,000,000	172,000,000
Unbilled Contracts Receivable	1,495,000,000	1,363,000,000
Excess Of Replacement Or Current Costs Over Stated LIFO Value	133,000,000	139,000,000
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross	2,200,000,000
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned		500,000,000
Provision for Loss on Contracts	27,000,000	157,000,000
Finite-Lived Intangible Assets [Line Items]
Increase Decrease Operating Profit Due to Contract Reestimates	$ 167,000,000
Collaboration Asset [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	30 years
Service portfolios [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	30 years
Service portfolios [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	5 years
Patents and trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	40 years
Patents and trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	32 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	2 years
Exclusivity Assets [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	25 years
Exclusivity Assets [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life (in years)	3 years